Provisions (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Provisions	£ 732	£ 858
Customer redress
Disclosure of other provisions [line items]
Provisions	35	46
Legal, competition and regulatory matters
Disclosure of other provisions [line items]
Provisions	59	113
Redundancy and restructuring
Disclosure of other provisions [line items]
Provisions	17	45
Undrawn contractually committed facilities and guarantees
Disclosure of other provisions [line items]
Provisions	467	532
Sundry provisions
Disclosure of other provisions [line items]
Provisions	£ 154	£ 122